NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Convertible Notes Payable - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Convertible Notes Payable [Abstract]
Total convertible notes payable	$ 398,786	$ 873,263
Plus: new notes	526,315	0
Less: note conversions	895,101	474,477
Convertible notes payable, net	30,000	398,786
Less: current portion	0	9,608
Convertible notes payable, net, long-term portion	$ 30,000	$ 389,178